Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Income Statements, Captions [Line Items]
Net sales	$ 763,836	$ 738,551	$ 825,847	$ 761,990	$ 747,997	$ 723,062	$ 812,171	$ 774,252	$ 3,090,224	$ 3,057,482	$ 3,078,337
Cost of sales	670,022	663,536	716,307	685,252	690,761	645,170	693,346	679,151	2,735,117	2,708,428	2,743,040
Gross profit	93,814	75,015	109,540	76,738	57,236	77,892	118,825	95,101
Operating income (loss)	(8,479)	(1,438)	36,733	588	(17,022)	1,153	40,576	25,138	27,404	49,845	(253,834)
Net income (loss)	(37,813)	(17,956)	17,836	(24,603)	(31,478)	(17,814)	31,100	2,377	(62,536)	(15,815)	(405,017)
Net income (loss) per common share — basic
Continuing operations (in usd per share)									$ (1.33)	$ (0.34)	$ (8.75)
Discontinued operations (in usd per share)									$ 0.00	$ 0.00	$ (0.04)
Loss per common share - basic (in usd per share)									$ (1.33)	$ (0.34)	$ (8.79)
Net income (loss) per common share — diluted
Continuing operations (in usd per share)									$ (1.33)	$ (0.34)	$ (8.75)
Discontinued operations (in usd per share)									$ 0.00	$ 0.00	$ (0.04)
Loss per common share - diluted (in usd per share)									$ (1.33)	$ (0.34)	$ (8.79)
Share Price	$ 14.50								$ 14.50
Common Stock | High
Net income (loss) per common share — diluted
Share Price	$ 14.48	$ 14.35	$ 12.64	$ 12.45	$ 12.90	$ 13.57	$ 11.05	$ 8.25	$ 14.48	$ 12.90
Common Stock | Low
Net income (loss) per common share — diluted
Share Price	$ 13.16	$ 9.59	$ 10.10	$ 10.02	$ 9.41	$ 11.03	$ 7.05	$ 6.10	$ 13.16	$ 9.41
Consolidated change in tax valuation allowance
Condensed Income Statements, Captions [Line Items]
Valuation Allowances and Reserves, Balance	366,287				298,705				366,287	298,705	246,425	104,276
Net income (loss) per common share — diluted
U.S. net deferred tax assets									48,571	47,326	41,052
Valuation allowance									0	0	88,554
Foreign net deferred tax assets									29,730	16,956	14,937
Prior year U.S. NOL adjustments									0	0	387
Valuation Allowances and Reserves, Additions									78,301	64,282	144,930
U.S. net deferred tax assets									0	0	0
Valuation allowance release									0	1,258	0
Foreign net deferred tax assets									0	0	0
Prior year foreign NOL adjustments									10,657	5,438	2,781
Prior year U.S. NOL adjustments									62	5,306	0
Valuation Allowances and Reserves, Deductions									10,719	12,002	2,781
Consolidated allowance for doubtful accounts receivable
Condensed Income Statements, Captions [Line Items]
Valuation Allowances and Reserves, Balance	14,438				19,602				14,438	19,602	19,028	6,405
Charged to costs and expenses									7,217	4,966	14,041
Net income (loss) per common share — diluted
Valuation Allowances and Reserves, Additions									7,217	4,966	14,041
Valuation Allowances and Reserves, Deductions									12,381	4,392	1,418
Write-offs and recoveries									11,762	4,580	1,736
Foreign exchange and other, net									$ 619	$ (188)	$ (318)